Equity (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity Details 3
Dividend - Ordinary shared	$ 16,942
Dividend - Preferred shared	8,730	5,723
Total	$ 25,672	$ 5,723